Long-Term Contractual Liabilities - Schedule of Amortization of Long-Term Contractual Liabilities (Details) $ in Thousands	Dec. 31, 2025 MXN ($)
Disclosure Of Debt [Line Items]
Long-term contractual liabilities fair value	$ 193,033,065
2026
Disclosure Of Debt [Line Items]
Long-term contractual liabilities fair value	0
2027
Disclosure Of Debt [Line Items]
Long-term contractual liabilities fair value	15,182,652
2028
Disclosure Of Debt [Line Items]
Long-term contractual liabilities fair value	24,340,699
2029
Disclosure Of Debt [Line Items]
Long-term contractual liabilities fair value	26,751,439
2030
Disclosure Of Debt [Line Items]
Long-term contractual liabilities fair value	29,395,477
2031 and thereafter
Disclosure Of Debt [Line Items]
Long-term contractual liabilities fair value	$ 97,362,798